Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total long term debt	$ 174,381	[1],[2]	$ 0
Less: Debt issuance cost	(975)		0
Total long term debt	173,406		0
Current portion of long-term debt	36,118		0
Long-term debt	$ 137,288		0
Long term loan for general corporate purposes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	SOFR
Adjustment to interest rate basis	1.20%
Final maturity (fiscal year)	2028
Total long term debt	$ 72,000		0
Long term loan to finance acquisition of The Smart Cube [member] | Sterling overnight index average [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	SONIA
Adjustment to interest rate basis	1.25%
Final maturity (fiscal year)	2028
Total long term debt	$ 102,381		$ 0

[1]	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $975.